UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Global Growth Fund

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Global stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Jennison Global Growth Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Global Growth Fund

Jennison Global Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Global Growth Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	4.01%	4.95%	–31.15%	76.92%	146.77%
Class B	3.78	4.38	–33.20	66.01	508.10 (496.55)
Class C	3.63	4.15	–33.64	64.58	61.58
Class Z	4.19	5.19	–30.40	N/A	56.26
MSCI World Index[3]	3.41	5.86	–30.59	75.86	***
Lipper Global Multi-Cap Growth Funds Avg.[4]	5.70	10.40	–11.66	94.39	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–1.88%	–8.68%	6.04%	5.92%
Class B		–1.66	–8.34	5.97	9.18 (9.09)
Class C		2.03	–8.31	5.88	4.88
Class Z		4.07	–7.43	N/A	5.35
MSCI World Index[3]		5.01	–8.19	6.39	***
Lipper Global Multi-Cap Growth Funds Avg.[4]		10.56	–2.86	7.47	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 5/15/84; Class C, 8/1/94; and Class Z, 3/1/96.

3The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, weighted index of performance that reflects the stock price movement in securities listed on the stock exchanges of Australia, Canada, Europe, the Far East, and the United States.

4The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 500th largest company in the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup BMI.

Investors cannot invest directly in an index. The returns for the MSCI World Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI World Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 164.51% for Class A, 819.52% for Class B, 109.53% for Class C, and 70.32% for Class Z. MSCI World Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.78% for Class A, 11.36% for Class B, 7.40% for Class C, and 6.30% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 149.42% for Class A, 523.89% for Class B, 86.23% for Class C, and 54.19% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.37% for Class A, 9.33% for Class B, 6.16% for Class C, and 5.04% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Total S.A., Oil & Gas	2.8%
UBS AG, Capital Markets	2.3
Tesco PLC, Food & Staples Retailing	2.3
Roche Holding AG (ADR), Pharmaceuticals	2.1
Royal Bank Scotland Group PLC, Commercial Banks	2.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/05
Commercial Banks	8.3%
Pharmaceuticals	8.1
Food & Staples Retailing	4.8
Oil & Gas	4.6
Energy Equipment & Services	4.0

Industry weightings are subject to change.

Jennison Global Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Global Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,040.12	1.49%	$7.54
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class B	Actual	$1,000.00	$1,037.79	1.99%	$10.05
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class C	Actual	$1,000.00	$1,036.30	2.24%	$11.31
	Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18

Class Z	Actual	$1,000.00	$1,041.90	1.24%	$6.28
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Jennison Global Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Australia 0.2%
71,000	BHP Billiton Ltd.	$898,243

Austria 1.0%
48,500	Erste Bank der Oesterreichischen Sparkassen AG	2,353,065
30,300	Raiffeisen International Bank-Holding AG(a)	1,559,663

		3,912,728

Bermuda 1.7%
99,300	Marvell Technology Group Ltd.(a)	3,324,564
96,500	Tyco International Ltd.	3,021,415

		6,345,979

Canada 1.2%
127,400	Suncor Energy, Inc.	4,695,964

France 5.2%
42,400	Sanofi-Aventis	3,754,786
76,800	Schneider Electric S.A.	5,535,588
47,953	Total S.A.	10,663,701

		19,954,075

Germany 5.4%
306,100	Deutsche Telekom AG	5,784,560
131,100	Metro AG	6,918,834
81,500	RWE AG	4,866,494
43,854	Siemens AG	3,223,220

		20,793,108

Hong Kong 2.6%
236,300	Cheung Kong Holdings Ltd.	2,226,157
2,324,000	Cosco Pacific Ltd.	5,040,540
342,500	Esprit Holdings Ltd.	2,551,541

		9,818,238

Ireland 1.5%
505,350	Anglo Irish Bank Corp. PLC	5,820,274

Italy 0.6%
96,367	Eni SpA	2,423,288

See Notes to Financial Statements.

Jennison Global Growth Fund	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Japan 12.7%
362,000	Asahi Glass Co. Ltd.	$3,971,073
81,300	Canon, Inc.	4,191,759
198,800	JFE Holdings, Inc.	5,462,541
355,000	Mitsubishi Corp.	4,827,064
456,000	Mitsubishi Estate Co. Ltd.	4,850,424
472	Mitsubishi Tokyo Financial Group, Inc.	4,015,122
667,000	Mitsui & Co. Ltd.	6,280,971
34,000	Nidec Corp.	3,940,382
406,100	Nissan Motor Co. Ltd.	3,945,288
298,400	Shizuoka Bank, Ltd. (The)	2,742,768
394,000	Sumitomo Realty & Development Co. Ltd.	4,418,442

		48,645,834

Spain 2.8%
358,384	Banco Bilbao Vizcaya Argentaria S.A.	5,550,701
312,802	Telefonica S.A.	5,317,345

		10,868,046

Switzerland 9.3%
68,400	Alcon, Inc.(a)	6,634,800
36,200	Holcim Ltd.	2,198,345
96,995	Novartis AG	4,720,634
73,400	Novartis AG (ADR)	3,576,782
14,113	Roche Holding AG	1,707,341
133,800	Roche Holding AG (ADR)	8,069,919
112,462	UBS AG	8,992,018

		35,899,839

United Kingdom 9.2%
206,500	BHP Billition PLC	2,527,785
574,400	Cadbury Schweppes PLC	5,775,460
167,699	Exel PLC	2,643,442
27,220	Reckitt Benckiser PLC	883,988
266,040	Royal Bank Scotland Group PLC (The)	8,030,944
1,490,800	Tesco PLC	8,801,443
1,795,266	Vodafone Group PLC	4,692,120
168,300	WPP Group PLC	1,829,202

		35,184,384

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
	`

United States 46.3%
92,700	Agilent Technologies, Inc.(a)(b)	$1,923,525
71,900	American Express Co.	3,789,130
62,500	American International Group, Inc.	3,178,125
78,000	Amgen, Inc.(a)	4,540,380
116,100	Apple Computer, Inc.(a)	4,186,566
21,000	AtheroGenics, Inc.(a)(b)	225,540
31,300	Bed, Bath & Beyond, Inc.(a)	1,164,673
46,000	BJ Services Co.	2,242,500
329,800	Charles Schwab Corp. (The)(b)	3,413,430
147,300	Chico’s FAS, Inc.(a)(b)	3,775,299
124,300	Cisco Systems, Inc.(a)(b)	2,147,904
29,900	Cooper Cos., Inc. (The)	2,019,745
99,400	Dell, Inc.(a)	3,462,102
55,700	E.I. du Pont de Nemours & Co.	2,624,027
39,300	eBay, Inc.(a)	1,246,989
68,600	Electronic Arts, Inc.(a)(b)	3,662,554
91,500	Eli Lilly and Co. (The)	5,350,005
132,400	ENSCO International, Inc.	4,316,240
87,900	Federated Department Stores, Inc.(b)	5,054,250
194,300	General Electric Co.	7,033,660
47,500	Gilead Sciences, Inc.(a)	1,762,250
24,600	Gillette Co. (The)	1,270,344
15,000	Google, Inc., Class A(a)(b)	3,300,000
112,100	GTECH Holdings Corp.(b)	2,743,087
75,900	Halliburton Co.	3,156,681
159,050	IAC/InterActiveCorp(a)(b)	3,457,747
180,500	Intel Corp.	4,245,360
108,500	JPMorgan Chase & Co.	3,850,665
29,700	Keryx Biopharmaceuticals, Inc.(a)(b)	430,353
183,900	Kroger Co. (The)(a)	2,900,103
34,100	Lehman Brothers Holdings, Inc.(b)	3,127,652
69,700	Lowe’s Companies, Inc.	3,632,067
83,800	Mercury Interactive Corp.(a)(b)	3,463,454
118,300	Microsoft Corp.	2,992,990
96,400	Monsanto Co.	5,650,968
134,500	Nextel Communications, Inc., Class A(a)(b)	3,764,655
106,700	PepsiCo, Inc.	5,936,788
139,400	PETsMART, Inc.	3,715,010
132,400	Pfizer, Inc.	3,597,308
43,600	Phelps Dodge Corp.	3,743,060
95,300	Praxair, Inc.	4,462,899

See Notes to Financial Statements.

Jennison Global Growth Fund	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

89,000	Procter & Gamble Co. (The)	$4,819,350
113,100	QUALCOMM, Inc.	3,946,059
54,500	Schlumberger Ltd.	3,728,345
36,000	Smith International, Inc.	2,094,480

109,700	St. Jude Medical, Inc.(a)	4,281,591
99,500	Target Corp.	4,617,795
125,100	UCBH Holdings, Inc.	1,967,823
26,000	United Parcel Service, Inc., Class B(b)	1,854,060
64,300	UnitedHealth Group, Inc.	6,076,993
68,500	Waste Management, Inc.	1,951,565
23,700	WellPoint, Inc.(a)	3,027,675
92,800	Yahoo! Inc.(a)(b)	3,202,528

		178,128,349

	Total long-term investments (cost $340,461,169)	383,388,349

SHORT-TERM INVESTMENT 9.3%

Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series(c)(d)
35,636,858	(cost $35,636,858)	35,636,858

	Total Investments(e) 109.0% (cost $376,098,027)	419,025,207
	Liabilities in excess of other assets(f) (9.0%)	(34,678,760)

	Net Assets 100%	$384,346,447

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $34,071,245; cash collateral of $35,636,857 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of April 30, 2005, 38 securities representing $168,556,619 and 40.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Liabilities in excess of other assets include net unrealized depreciation on foreign currency contracts as follows:

Forward Foreign currency exchange contracts outstanding at April 30, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Depreciation
Sold:
Japenese Yen Expiring 5/9/05	$1,097,434	$1,101,019	$(3,585)

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 is as follows:

Mutual Fund	9.3%
Commercial Banks	8.3
Pharmaceuticals	8.1
Food & Staples Retailing	4.8
Oil, Gas & Consumable Fuels	4.6
Energy Equipment & Services	4.0
Capital Markets	4.0
Specialty Retail	3.9
Industrial Conglomerates	3.5
Health Care Equipment & Supplies	3.4
Chemicals	3.3
Metals & Mining	3.3
Real Estate	3.0
Trading Companies & Distributors	2.9
Diversified Telecommunication Services	2.9
Software	2.6
Multiline Retail	2.5
Health Care Providers & Services	2.4
Wireless Telecommunication Services	2.2
Computers & Peripherals	2.0
Semiconductors & Semiconductor Equipment	2.0
Biotechnology	1.8
Internet Software & Services	1.7
Communications Equipment	1.6
Beverages	1.5
Electronic Equipment & Instruments	1.5
Food Products	1.5
Household Products	1.5
Electrical Equipment	1.4
Transportation Infrastructure	1.3
Multi-Utilities	1.3
Internet & Catalog Retail	1.2
Air Freight & Logistics	1.2
Office Electronics	1.1
Building Products	1.0
Automobiles	1.0
Diversified Financial Services	1.0
Consumer Finance	1.0
Insurance	0.8
Hotels Restaurants & Leisure	0.7
Construction Materials	0.6
Commercial Services & Supplies	0.5
Media	0.5
Personal Products	0.3

109.0
Liabilities in excess of other assets	(9.0)

100.0%

See Notes to Financial Statements.

Jennison Global Growth Fund	11

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $34,071,245:
Unaffiliated investments (cost $340,461,169)	$383,388,349
Affiliated investments (cost $35,636,858)	35,636,858
Foreign currency, at value (cost $1,831,284)	1,827,172
Receivable for investments sold	5,120,504
Dividends and interest receivable	1,017,722
Foreign tax reclaim receivable	419,059
Receivable for Series shares sold	63,682
Prepaid expenses	19,994

Total assets	427,493,340

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	35,636,857
Payable for investments purchased	5,225,675
Accrued expenses	793,556
Payable for Series shares reacquired	577,867
Payable to custodian	393,325
Management fee payable	243,145
Distribution fee payable	110,155
Foreign taxes payable	78,939
Transfer agent fee payable	71,700
Deferred directors’ fees payable	12,089
Unrealized depreciation on forward currency contracts	3,585

Total liabilities	43,146,893

Net Assets	$384,346,447

Net assets were comprised of:
Common stock, at par	$280,086
Paid-in capital in excess of par	464,911,583

465,191,669
Undistributed net investment income	576,315
Accumulated net realized loss on investments and foreign currency transactions	(124,430,869)
Net unrealized appreciation on investments and foreign currencies	43,009,332

Net assets, April 30, 2005	$384,346,447

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($298,103,183 ÷ 21,312,195 shares of common stock issued and outstanding)	$13.99
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.80

Class B
Net asset value, offering price and redemption price per share
($57,544,977 ÷ 4,553,292 shares of common stock issued and outstanding)	$12.64

Class C
Net asset value, offering price and redemption price per share
($13,051,156 ÷ 1,040,062 shares of common stock issued and outstanding)	$12.55

Class Z
Net asset value, offering price and redemption price per share
($15,647,131 ÷ 1,103,011 shares of common stock issued and outstanding)	$14.19

See Notes to Financial Statements.

Jennison Global Growth Fund	13

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $333,510)	$3,960,808
Affiliated dividend income	22,449
Interest	10
Affiliated income from securities lending, net	26,647

Total income	4,009,914

Expenses
Management fee	1,561,234
Distribution fee—Class A	398,252
Distribution fee—Class B	238,838
Distribution fee—Class C	75,238
Transfer agent’s fees and expenses (includes affiliated expense—$515,100)	648,000
Custodian’s fees and expenses	175,000
Reports to shareholders	79,000
Legal fees and expenses	44,000
Registration fees	25,000
Audit fees	11,000
Directors’ fees	9,000
Miscellaneous	19,086

Total expenses	3,283,648

Net investment income	726,266

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	22,660,394
Foreign currency transactions	(52,193)

22,608,201

Net change in unrealized depreciation on:
Investments	(5,391,714)
Foreign currencies	(13,059)

(5,404,773)

Net gain on investments and foreign currencies	17,203,428

Net Increase In Net Assets Resulting From Operations	$17,929,694

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$726,266	$(721,101)
Net realized gain on investments and foreign currency transactions	22,608,201	71,359,402
Net change in unrealized depreciation on investments and foreign currencies	(5,404,773)	(38,910,056)

Net increase in net assets resulting from operations	17,929,694	31,728,245

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	—	(862,951)
Class Z	—	(219,096)

	—	(1,082,047)

Series share transactions (Net of share conversions) (Note 6 and 7)
Net proceeds from shares sold(b)	12,634,404	165,492,705
Net asset value of shares issued in reinvestment of dividend	—	1,041,505
Cost of shares reacquired	(63,012,958)	(139,750,168)

Net increase (decrease) in net assets from Series share transactions	(50,378,554)	26,784,042

Total increase (decrease)	(32,448,860)	57,430,240

Net Assets
Beginning of period	416,795,307	359,365,067

End of period(a)	$384,346,447	$416,795,307

(a) Includes undistributed net investment income of:	$576,315	$—

(b)	For the year ended October 31, 2004, includes $127,577,448 for shares issued in connection with the acquistion of Prudential Pacific Growth, Inc. and Prudential Europe Growth, Inc.

See Notes to Financial Statements.

Jennison Global Growth Fund	15

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Jennison Global Growth Fund (the “Series”), Strategic Partners International Value Fund and Jennison International Growth Fund, formerly known as Prudential Global Growth Fund, Prudential International Value Fund and Prudential International Growth Fund, respectively. The financial statements of the other series are not presented herein. The Series commenced investment operations in May, 1984.

The investment objective of the Series is to seek long-term capital growth, with income as a secondary objective, by investing in a diversified portfolio of securities consisting of marketable securities of U.S. and non-U.S. issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on commodities exchange or board of trade are valued on their last sales price as of the close of trading on such exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the abscense of an asked price. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

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Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Jennison Global Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Series may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Series receives compensation, net of any rebate, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and to paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75% of the Series’ average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’

Jennison Global Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Class A, Class B and Class C shares, pursuant to plans of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for the Class Z shares of the Series.

Pursuant to the Class A Plan, the Series compensates PIMS, for distribution-related activities at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. PIMS has contractually agreed to limit such fees to .25% on the average daily net assets of the Class A shares. Pursuant to the Class B and C Plans, the Series compensates PIMS for distribution-related activities at the annual rate of .75 of 1% of the average daily net assets of Class B shares up to the level of average daily net assets as of February 26,1986, plus 1% of the average daily net assets in excess of such level of the Class B shares, and 1% of average daily net assets of Class C shares.

PIMS has advised the Series that it received approximately $33,100 and $0 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI has advised the Series that it received approximately $50,100 and $400 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively, during the six months ended April 30, 2005.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. For the period November 1, 2004 through April 30, 2005 the SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Companies pay a commitment fee of .075 of 1% of the unused portion of the revised credit agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Companies pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA will be October 28, 2005. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

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Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $77,900 in total networking fees. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

For the six months ended April 30, 2005, Wachovia earned approximately $630 in brokerage commissions from portfolio transactions executed on behalf of the Series.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended April 30, 2005, PIM has been compensated approximately $9,380 for this service.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 aggregated $134,943,467 and $181,620,629, respectively.

As of April 30, 2005, the Series had securities on loan with an aggregate market value of $34,071,245. The Series received $35,636,857 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with Fund’s securities lending procedures.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$377,532,957	$52,511,349	$11,019,099	$41,492,250

Jennison Global Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and passive foreign investment companies for book and tax purposes.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2004, of approximately $144,812,500 of which $1,715,100 expires in 2005, $6,860,500 expires in 2008, $32,419,400 expires in 2009, $95,037,000 expires in 2010 and $8,780,500 expires in 2011. Accordingly, no capital gains distribution in expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of 1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to a front-end sales charge and a contingent deferred sales charge (CDSC) of 1% for Class C shares will be effective during the 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	537,529	$7,715,356
Shares reacquired	(3,070,643)	(44,102,100)

Net increase (decrease) in shares outstanding before conversion	(2,533,114)	(36,386,744)
Shares issued upon conversion from Class B	401,906	5,795,887

Net increase (decrease) in shares outstanding	(2,131,208)	$(30,590,857)

Year ended October 31, 2004:
Shares sold	1,538,249	$20,512,794
Shares issued in connection with reorganization (Note 7)	6,721,815	82,815,672
Shares issued in reinvestment of dividends and distributions	67,011	822,896
Shares reacquired	(6,359,527)	(84,267,038)

Net increase (decrease) in shares outstanding before conversion	1,967,548	19,884,324
Shares issued upon conversion from Class B	1,347,440	17,751,465

Net increase (decrease) in shares outstanding	3,314,988	$37,635,789

Class B
Six months ended April 30, 2005:
Shares sold	189,411	$2,457,697
Shares reacquired	(578,948)	(7,520,534)

Net increase (decrease) in shares outstanding before conversion	(389,537)	(5,062,837)
Shares issued upon conversion from Class A	(444,098)	(5,795,887)

Net increase (decrease) in shares outstanding	(833,635)	$(10,858,724)

Year ended October 31, 2004:
Shares sold	389,763	$4,673,326
Shares issued in connection with reorganization (Note 7)	3,009,169	33,720,649
Shares reacquired	(1,191,791)	(14,299,947)

Net increase (decrease) in shares outstanding before conversion	2,207,141	24,094,028
Shares reacquired upon conversion into Class A	(1,483,817)	(17,751,465)

Net increase (decrease) in shares outstanding	723,324	$6,342,563

Class C
Six months ended April 30, 2005:
Shares sold	88,524	$1,143,501
Shares reacquired	(398,237)	(5,142,689)

Net increase (decrease) in shares outstanding	(309,713)	$(3,999,188)

Year ended October 31, 2004:
Shares sold	193,525	$2,327,258
Shares issued in connection with reorganization (Note 7)	544,826	6,083,476
Shares reacquired	(523,219)	(6,278,087)

Net increase (decrease) in shares outstanding	215,132	$2,132,647

Jennison Global Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Class Z	Shares	Amount
Six months ended April 30, 2005:
Shares sold	90,967	$1,317,850
Shares reacquired	(429,725)	(6,247,635)

Net increase (decrease) in shares outstanding	(338,758)	$(4,929,785)

Year ended October 31, 2004:
Shares sold	787,823	$10,401,879
Shares issued in connection with reorganization (Note 7)	398,158	4,957,651
Shares issued in reinvestment of dividends and distributions	17,616	218,609
Shares reacquired	(2,582,400)	(34,905,096)

Net increase (decrease) in shares outstanding	(1,378,803)	$(19,326,957)

Note 7. Plan of Reorganization

On November 21, 2003, Jennison Global Growth Fund acquired all of the net assets of Prudential Pacific Growth Fund, Inc. and the Prudential Europe Growth Fund, Inc. pursuant to a plan of reorganization approved by the Jennison Global Growth Fund shareholders on November 20, 2003. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C and Class Z shares.

Prudential Pacific Growth Fund, Inc.		Prudential Europe Growth Fund, Inc.		Jennison Global Growth Fund		Value
Class A	3,474,325	Class A	4,455,047	Class A	6,721,815	$82,815,672
B	981,473	B	2,260,273	B	3,009,169	33,720,649
C	192,708	C	396,713	C	544,826	6,083,476
Z	52,978	Z	360,412	Z	398,158	4,957,651

The aggregate net assets including unrealized appreciation (depreciation) of the Prudential Pacific Growth Fund, Inc., the Prudential Europe Growth Fund, Inc. and the Jennison Global Growth Fund immediately before the acquisition were $36,184,191, $91,393,257 and $345,758,607, respectively.

The future utilization of the acquired capital loss carryforwards from Prudential Pacific Growth Fund, Inc. and Prudential Europe Growth Fund, Inc. in the amounts of $41,646,269 and $29,257,940, respectively, will be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

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Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Jennison Global Growth Fund

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended April 30, 2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.45

Income From Investment Operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.51

Total from investment operations	.54

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$13.99

Total Return(b):	4.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$298,103
Average net assets (000)	$321,242
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)(c)	1.49	%(e)
Operating expenses, excluding distribution and service (12b-1 fees)	1.24	%(e)
Net investment income (loss)	.44	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	33	%(f)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Series has contractually agreed to reduce its distribution and service (12b-1) for Class A shares to .25 of 1% of the average net assets.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2004	2003	2002	2001	2000

$12.72	$10.21	$12.23	$21.35	$21.19

(.01)	.02	(.01)	.01	(.09)
.78	2.49	(2.01)	(5.83)	2.25

.77	2.51	(2.02)	(5.82)	2.16

(.04)	—	—	—	—
—	—	—	—	(.19)
—	—	—	(3.30)	(1.81)

(.04)	—	—	(3.30)	(2.00)

$13.45	$12.72	$10.21	$12.23	$21.35

6.11%	24.58%	(16.52)%	(30.87)%	9.80%

$315,214	$256,106	$223,191	$304,777	$396,870
$327,615	$230,103	$284,046	$353,879	$415,035

1.39%	1.59%	1.46%	1.37%	1.27%
1.14%	1.34%	1.21%	1.12%	1.02%
(.06)%	.15%	(.18)%	.06%	(.38)%

125%	79%	67%	72%	82%

See Notes to Financial Statements.

Jennison Global Growth Fund	27

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended April 30, 2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.18

Income From Investment Operations:
Net investment loss	—	(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.46

Total from investment operations	.46

Less Dividends and Distributions:
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.64

Total Return(b):	3.78%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,545
Average net assets (000)	$64,218
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	1.99	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.24	%(c)
Net investment loss	(.05	)%(c)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Less than $0.005 per share.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2004	2003	2002	2001	2000

$11.54	$9.31	$11.23	$20.00	$19.98

(.07)	(.04)	(.08)	(.08)	(.24)
.71	2.27	(1.84)	(5.39)	2.12

.64	2.23	(1.92)	(5.47)	1.88

—	—	—	—	(.05)
—	—	—	(3.30)	(1.81)

—	—	—	(3.30)	(1.86)

$12.18	$11.54	$9.31	$11.23	$20.00

5.55%	23.95%	(17.10)%	(31.27)%	8.94%

$65,603	$53,834	$70,804	$130,201	$288,418
$75,607	$58,843	$109,004	$195,461	$355,100

1.89%	2.09%	2.00%	2.00%	1.96%
1.14%	1.34%	1.21%	1.12%	1.02%
(.55)%	(.37)%	(.73)%	(.58)%	(1.07)%

See Notes to Financial Statements.

Jennison Global Growth Fund	29

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended April 30, 2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.11

Income From Investment Operations:
Net investment income loss	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.46

Total from investment operations	.44

Less Dividends and Distributions:
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$12.55

Total Return(b):	3.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,051
Average net assets (000)	$15,172
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	2.24	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.24	%(c)
Net investment loss	(.30	)%(c)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2004	2003	2002	2001	2000

$11.50	$9.30	$11.24	$19.99	$19.97

(.10)	(.06)	(.10)	(.09)	(.24)
.71	2.26	(1.84)	(5.36)	2.11

.61	2.20	(1.94)	(5.45)	1.87

—	—	—	—	(.04)
—	—	—	(3.30)	(1.81)

—	—	—	(3.30)	(1.85)

$12.11	$11.50	$9.30	$11.24	$19.99

5.30%	23.66%	(17.26)%	(31.17)%	8.89%

$16,343	$13,053	$12,490	$16,006	$21,377
$17,682	$12,091	$14,897	$18,330	$18,886

2.14%	2.34%	2.21%	2.12%	2.02%
1.14%	1.34%	1.21%	1.12%	1.02%
(.81)%	(.60)%	(.92)%	(.68)%	(1.11)%

See Notes to Financial Statements.

Jennison Global Growth Fund	31

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended April 30, 2005
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.62

Income From Investment Operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52

Total from investment operations	.57

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions in excess of net investment income	—
Distributions from net realized capital gains	—

Total dividends and distributions	—

Net asset value, end of period	$14.19

Total Return(b):	4.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$15,647
Average net assets (000)	$19,147
Ratios to average net assets:
Operating expenses, including distribution and service (12b-1 fees)	1.24	%(c)
Operating expenses, excluding distribution and service (12b-1 fees)	1.24	%(c)
Net investment income (loss)	.68	%(c)

(a)	Based on average shares outstanding.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2004	2003	2002	2001	2000

$12.90	$10.32	$12.35	$21.46	$21.29

.01	.05	.01	.05	(.02)
.79	2.53	(2.04)	(5.86)	2.23

.80	2.58	(2.03)	(5.81)	2.21

(.08)	—	—	—	—
—	—	—	—	(.23)
—	—	—	(3.30)	(1.81)

(.08)	—	—	(3.30)	(2.04)

$13.62	$12.90	$10.32	$12.35	$21.46

6.32%	24.90%	(16.50)%	(30.57)%	9.97%

$19,635	$36,372	$33,228	$42,562	$70,956
$24,872	$33,443	$40,960	$54,387	$77,989

1.14%	1.34%	1.21%	1.12%	1.02%
1.14%	1.34%	1.21%	1.12%	1.02%
.10%	.40%	.08%	.32%	(.08)%

See Notes to Financial Statements.

Jennison Global Growth Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange
Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •
Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN (as of June 6, 2005)	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Global Growth Fund
Share Class	A	B	C	Z
NASDAQ	PRGAX	PRGLX	PRGCX	PWGZX
CUSIP	743969107	743969206	743969305	743969404

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Global Growth Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison Global Growth Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Global Growth Fund
Share Class	A	B	C	Z
NASDAQ	PRGAX	PRGLX	PRGCX	PWGZX
CUSIP	743969107	743969206	743969305	743969404

MF1152    IFS-A105350    Ed. 05/2005

Dryden International Equity Fund

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Dryden International Equity Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden International Equity Fund

Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	10.12%	18.79%	–31.25%	–36.68%
Class B	9.68	17.75	–33.83	–39.13
Class C	9.68	17.75	–33.83	–39.13
Class Z	10.28	18.89	–30.63	–36.04
MSCI EAFE® Index[3]	8.71	14.95	–2.70	–4.25
Lipper International Multi-Cap Growth Funds Avg.[4]	7.32	11.41	–17.68	–26.26

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A		11.42%	–8.58%	–9.21%
Class B		11.88	–8.45	–9.10
Class C		15.88	–8.26	–8.92
Class Z		18.22	–7.36	–8.02
MSCI EAFE® Index[3]		15.06	–1.15	–0.39
Lipper International Multi-Cap Growth Funds Avg.[4]		10.12	–5.51	–6.00

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 3/1/2000.

3The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE®) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper International Multi-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. Broad Market Index.

The Since Inception returns for the MSCI EAFE® Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/05
BP PLC, Oil & Gas	2.6%
HSBC Holdings PLC, Banks	2.3
GlaxoSmithKline PLC, Pharmaceuticals	1.7
Vodafone Group, Wireless Telecommunication Services	1.5
Total SA, Oil & Gas	1.4

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/05
Banks	19.1%
Oil & Gas	9.6
Pharmaceuticals	6.9
Insurance	4.8
Diversified Telecommunication Services	4.5

Industry weightings are subject to change.

Dryden International Equity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Equity Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,101.21	1.73%	$9.01
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class B	Actual	$1,000.00	$1,096.80	2.48%	$12.89
	Hypothetical	$1,000.00	$1,012.50	2.48%	$12.37

Class C	Actual	$1,000.00	$1,096.80	2.48%	$12.89
	Hypothetical	$1,000.00	$1,012.50	2.48%	$12.37

Class Z	Actual	$1,000.00	$1,102.80	1.48%	$7.72
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Dryden International Equity Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 97.0%

Australia 4.6%
18,579	Australia and New Zealand Banking Group, Ltd.	$313,665
28,358	BHP Billiton, Ltd.	358,766
89,002	BlueScope Steel, Ltd.	535,231
63,463	Boral, Ltd.	287,672
24,149	Centro Properties Group	97,116
9,417	Commonwealth Bank of Australia	267,855
21,152	General Property Trust	60,956
69,791	Macquarie Infrastructure Group	198,818
42,934	Mirvac Group	140,996
13,505	Orica, Ltd.	166,467
60,195	Qantas Airways, Ltd.	151,868
30,795	QBE Insurance Group, Ltd.	360,170
2,039	Rio Tinto, Ltd.	66,329
23,433	Stockland Trust	107,097
9,714	Suncorp-Metway, Ltd.	149,958
48,727	Telstra Corp., Ltd.	184,448
1,518	Wesfarmers, Ltd.	42,750
46,907	Westpac Banking Corp.	716,809
42,241	Woolworths, Ltd.	506,399

		4,713,370

Austria 1.0%
280	Bank Austria Creditanstalt	25,855
6,602	Erste Bank der oesterreichischen Sparkassen AG	320,308
663	OMV AG	204,198
1,792	Telekom Austria AG	34,400
5,204	voestalpine AG	352,002
1,126	Wienerberger AG	47,692

		984,455

Belgium 1.8%
503	Bekaert NV	38,764
3,748	Belgacom	143,532
1,840	Delhaize Group	121,514
27,702	Dexia	637,262
11,270	Fortis	313,711
5,961	KBC Bankverzekeringsholding	471,637
1,467	Mobistar SA	124,998
161	SA D’Ieteren NV	35,530

		1,886,948

See Notes to Financial Statements.

Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Bermuda
20,000	Kerry Properties, Ltd.	$43,769

Cayman Islands
10,000	Kingboard Chemical Holdings, Ltd.	29,682

Denmark 0.4%
2	A P Moller - Maersk A/S	17,668
2,400	Danisco A/S	159,660
3,177	Danske Bank A/S	93,065
401	DSV A/S	30,587
1,700	TDC A/S	72,602

		373,582

Finland 1.6%
38,572	Fortum Oyj	584,221
7,894	Kesko Oyj (Class “B” Shares)	189,690
1,943	Neste Oil OYJ(a)	43,406
24,528	Nokia Oyj	391,079
3,289	Outokumpu Oyj (Class “A” Shares)	46,223
3,271	Pohjola Group PLC (Class “D” Shares)	42,021
7,591	Rautaruukki Oyj	96,999
18,909	Sampo Oyj (Class “A” Shares)	263,800

		1,657,439

France 8.9%
2,887	Air France	45,509
23,718	Axa	592,414
16,623	BNP Paribas SA	1,096,983
12,364	Bouygues SA	492,717
4,909	Business Objects SA(a)	127,539
2,335	CNP Assurances	158,451
12,316	Compagnie de Saint-Gobain	696,023
560	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	33,967
8,737	Credit Agricole SA	226,516
4,021	France Telecom SA	118,217
3,293	Lafarge SA	299,672
4,308	Lagardere SCA	311,556
865	Pernod Ricard SA	131,104
2,363	Publicis Groupe	67,622
8,254	Renault SA	691,836
15,157	Sanofi-Synthelabo SA	1,342,247
6,235	Societe Generale	621,599

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

2,643	Suez SA	$72,312
6,564	Total SA	1,459,690
3,669	Vinci SA	551,436

		9,137,410

Germany 6.4%
1,564	Allianz AG	188,549
587	BASF AG	38,462
3,671	Bayerische Hypo - und Vereinsbank AG(a)	87,343
11,589	Commerzbank AG	254,155
9,256	Continental AG	682,312
11,721	Deutsche Bank AG	951,040
17,830	Deutsche Post AG	418,310
48,670	Deutsche Telekom AG	919,747
11,590	E.ON AG	982,344
1,141	HeidelbergCement AG	66,073
1,050	Metro AG	55,414
5,676	Muenchener Rueckversicherungs-Gesellschaft AG	624,081
693	Puma AG Rudolf Dassler Sport	159,720
3,272	RWE AG	195,376
903	SAP AG	142,844
4,762	Siemens AG	350,002
8,842	Suedzucker AG	162,554
15,521	ThyssenKrupp AG	285,551

		6,563,877

Greece 1.1%
4,637	Alpha Bank AE	149,203
2,347	Cosmote Mobile Telecommunications SA	44,308
7,390	EFG Eurobank Ergasias	222,356
4,111	Hellenic Petroleum SA	43,078
4,090	Hellenic Technodomiki Tev SA	19,996
9,430	Intracom SA	47,429
8,842	National Bank of Greece SA	295,566
11,300	OPAP SA	293,991
1,545	Titan Cement Co.	48,970

		1,164,897

Hong Kong 1.7%
40,000	Cheung Kong Holdings, Ltd.	376,836
9,500	CLP Holdings, Ltd.	53,982
71,006	Esprit Holdings, Ltd.	528,977
36,000	Hopewell Holdings, Ltd.	87,892

See Notes to Financial Statements.

Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,000	Sun Hung Kai Properties, Ltd.	$143,651
13,000	Swire Pacific, Ltd. (Class “A” Shares)	108,772
213,382	Techtronic Industries Co., Ltd.	477,291

		1,777,401

Ireland 1.2%
14,093	Allied Irish Banks PLC	286,832
23,424	Bank of Ireland	356,002
11,853	CRH PLC	295,309
8,347	Depfa Bank PLC	128,600
11,253	Fyffes PLC	31,424
12,529	Independent News & Media PLC	39,678
5,932	Irish Life & Permanent PLC	99,350

		1,237,195

Italy 3.3%
142,637	Banca Intesa SpA	681,128
21,190	Banca Popolare di Verona E Novara Scrl	390,216
4,918	Banche Populari Unite Scrl	104,059
500	Benetton Group SpA	4,580
17,136	Capitalia SpA	91,760
42,278	Eni SpA	1,063,142
32,721	Finmeccanica SpA	30,363
13,541	Grupo Editoriale L’Espresso SpA	78,118
7,974	Italcementi SpA	129,505
29,682	Mediaset SpA	385,464
6,570	Mondadori (Arnoldo) Editore SpA	68,187
9,852	Riunione Adriatica di Sicurta SpA	214,441
25,575	Snam Rete Gas SpA	143,636
1,804	Telecom Italia Mobile SpA	10,519

		3,395,118

Japan 21.5%
670	ACOM Co., Ltd.	42,519
3,200	Advantest Corp.	221,652
600	Aiful Corp.	44,263
300	Aiful Corp.(a)	21,889
2,000	Ajinomoto Co., Inc.	23,842
1,000	ALPS ELECTRIC Co., Ltd.	15,452
19,800	Aoyama Trading Co., Ltd.	514,690
13,800	Asahi Breweries, Ltd.	173,494
57,000	Asahi Glass Co., Ltd.	625,279
37,000	Asahi Kasei Corp.	176,513

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

7,000	Bank of Yokohama, Ltd.(a)	$39,656
7,000	Bridgestone Corp.	132,935
16,000	Canon, Inc.	824,946
20,900	Chubu Electric Power Co., Inc.	499,899
2,000	Citizen Watch Co., Ltd.	18,041
21,000	Dai Nippon Printing Co., Ltd.	333,563
10,000	Dai Nippon Screen Mfg. Co., Ltd.	66,652
16,800	Denso Corp.	394,140
4,000	Eisai Co., Ltd.	132,333
63	Fuji Television Network, Inc.	132,224
6,000	Hankyu Department Stores, Inc.	42,101
17,100	Honda Motor Co., Ltd.	815,177
4,100	Hoya Corp.	424,386
7,000	Itochu Corp.	34,099
36	Japan Tobacco, Inc.	461,815
22,400	JFE Holdings, Inc.	615,498
7,000	Kaneka Corp.	75,718
8,700	Kansai Electric Power Co., Inc.	174,640
3,600	Katokichi Co., Ltd.	26,881
7,200	Katokichi Co., Ltd.(a)	53,837
35,000	Kawasaki Kisen Kaisha, Ltd.	224,978
1,100	Keyence Corp.	240,411
26,000	Kikkoman Corp.	247,946
60,000	Komatsu, Ltd.	418,469
75,000	Kubota Corp.	383,446
6,000	Kyowa Hakko Kogyo Co., Ltd.	44,024
8,300	Kyushu Electric Power Co., Inc.	177,648
15,000	Makita Corp.	282,226
24,000	Mitsubishi Chemical Corp.	75,295
53,000	Mitsubishi Corp.	720,660
7,000	Mitsubishi Electric Corp.	36,648
80,000	Mitsubishi Gas Chemical Co., Inc.	387,148
23,000	Mitsui & Co., Ltd.	216,585
14,000	Mitsui Chemicals, Inc.	78,606
3,000	Mitsui Fudosan Co., Ltd.	33,026
29,000	Mitsui Mining & Smelting Co., Ltd.	122,981
65,000	Mitsui O.S.K. Lines, Ltd.	403,880
6,000	Mitsui Trust Holdings, Inc.	58,594
26	Mizuho Financial Group, Inc.	120,333
9,000	NGK SPARK PLUG Co., Ltd.	93,287
4,500	NIDEC Corp.	521,521
3,300	Nintendo Co., Ltd.	371,053
4,000	Nippon Meat Packers, Inc.	49,992

See Notes to Financial Statements.

Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

31,000	Nippon Mining Holdings, Inc.	$184,819
81,000	Nippon Oil Corp.	565,686
32,000	Nippon Shokubai Co., Ltd.	284,801
106	Nippon Telegraph and Telephone Corp.	440,364
35,000	Nippon Yusen Kabushiki Kaisha	205,198
53,100	Nissan Motor Co., Ltd.	515,870
17,000	Nisshin Seifun Group, Inc.	175,086
36,000	Nisshin Steel Co., Ltd.	91,359
7,000	NTN Corp.	36,794
25,000	Oji Paper Co., Ltd.	132,456
54,000	Oki Electric Industry Co., Ltd.	198,555
1,400	ORIX Corp.	188,470
39,000	Osaka Gas Co., Ltd.	122,411
2,650	Promise Co., Ltd.	169,263
21,000	Ricoh Co., Ltd.	331,541
1,900	Sankyo Co., Ltd.	92,911
1,200	Sankyo Company, Ltd.	24,856
14,000	Sanwa Shutter Corp.	75,365
1,500	Sega Sammy Holdings, Inc.	87,191
7,000	Seino Transportation Co., Ltd.	65,925
3,000	Sekisui House, Ltd.	31,396
11,000	SHIMIZU Corp.	51,771
62,000	Sumitomo Corp.	520,303
13,000	Sumitomo Electric Industries, Ltd.	134,185
32,000	Sumitomo Heavy Industries, Ltd.	127,674
88,000	Sumitomo Metal Industries, Ltd.	153,637
5,000	Sumitomo Realty & Development Co., Ltd.	56,072
7,000	Taisho Pharmaceutical Co., Ltd.	148,706
19,900	Takeda Chemical Industries, Ltd.	962,827
3,170	Takefuji Corp.	199,219
31,000	Teijin, Ltd.	139,178
15,100	Tohoku Electric Power Co., Inc.	291,063
15,100	Tokyo Electric Power Co., Inc. (The)	361,389
18,000	Tosoh Corp.	83,610
13,000	Toyo Suisan Kaisha, Ltd.	203,481
40,500	Toyota Motor Corp.	1,455,691
13,000	Trend Micro, Inc.	459,796
31	West Japan Railway Co.	114,878
2,600	Yamada Denki Co., Ltd.	122,979
10,700	Yamaha Corp.	156,452

		22,230,119

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Netherlands 4.5%
11,714	ABN AMRO Holding NV	$284,047
34,851	Aegon NV	436,929
5,970	Akzo Nobel NV	244,794
2,528	Corio NV	135,330
4,229	DSM NV	283,285
5,338	European Aeronautic Defence and Space Co.	152,084
36,607	ING Groep NV	1,008,701
11,023	Koninklijke (Royal) KPN NV	91,959
4,611	Randstad Holdings NV	187,261
15,393	Royal Dutch Petroleum Co.	898,322
17,401	TPG NV	472,423
4,819	Unilever NV	310,154
857	Wereldhave NV	84,621

		4,589,910

New Zealand 0.3%
28,999	Fletcher Building, Ltd.	131,885
9,075	Sky Network Telelevison, Ltd.	43,752
35,914	Telecom Corporation of New Zealand, Ltd.	159,662

		335,299

Norway 1.2%
54,809	DNB NOR ASA	522,417
4,180	Norsk Hydro ASA	332,800
3,701	Orkla ASA	123,941
1,490	Statoil ASA	26,149
21,800	Telenor ASA	181,931

		1,187,238

Portugal 0.2%
5,109	Banco BPI SA	20,563
13,631	Banco Comercial Portugues, SA	36,674
500	Banco Espirito Santo SA	8,448
7,880	Jeronimo Martins, SGPS SA	120,670

		186,355

Singapore 1.3%
36,000	DBS Group Holdings, Ltd.	314,482
4,000	Fraser and Neave, Ltd.	37,941
1,000	Haw Par Corp., Ltd.	3,175
14,000	Jardine Cycle & Carriage, Ltd.	104,533

See Notes to Financial Statements.

Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

19,000	Keppel Corp., Ltd.	$124,512
110,000	Neptune Orient Lines, Ltd.	228,062
15,000	Oversea-Chinese Banking Corp., Ltd.	122,941
37,000	Singapore Airlines, Ltd.	253,411
95,000	Singapore Post, Ltd.	49,998
5,000	Singapore Press Holdings, Ltd.	13,334
10,000	United Overseas Bank, Ltd.	87,330

		1,339,719

Spain 3.7%
9,039	ACS SA	220,409
4,480	Altadis, SA	189,836
35,849	Banco Bilbao Vizcaya Argentaria SA	555,234
47,269	Banco Santander Central Hispano SA	550,585
21,255	Endesa SA	464,445
10,023	Iberdrola SA	261,132
1,857	Metrovacesa SA	100,428
31,190	Repsol YPF SA	790,978
11,707	Telefonica Publicidad e Informacion SA	107,350
22,059	Telefonica SA	374,983
6,018	Union Fenosa SA	180,451

		3,795,831

Sweden 1.9%
2,822	Capio AB	43,660
5,328	Eniro AB	60,556
2,523	Modern Times Group MTG AB(a)	77,970
22,787	Skandinaviska Enskilda Banken AB (Class “A” Shares)	402,544
3,304	SSAB Svenskt Stal AB (Class “A” Shares)	76,200
1,178	Tele2 AB (Class “B” Shares)(a)	37,361
135,797	Telefonaktiebolaget LM Ericsson (Class “B” Shares)	401,892
54,175	TeliaSonera AB	285,400
15,181	Volvo AB (Class “B” Shares)	614,663

		2,000,246

Switzerland 6.2%
26,453	Credit Suisse Group	1,113,084
2,588	Nestle SA	680,994
362	Nobel Biocare Holding AG	77,501
16,918	Novartis AG	823,379
246	Rieter Holding AG	69,044
4,686	Roche Holdings AG	566,896
60	Serono SA	38,262

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

855	Straumann AG	$184,475
163	Sulzer AG	66,190
4,963	Swiss Re	329,539
1,674	Swisscom AG	577,910
17,815	UBS AG	1,424,417
2,893	Zurich Financial Services AG(a)	489,281

		6,440,972

United Kingdom 24.2%
6,611	Anglo American PLC	147,048
30,915	AstraZeneca PLC	1,352,248
46,256	Aviva PLC	522,535
5,772	BAA PLC	64,017
116,061	Barclays PLC	1,196,916
35,674	Barratt Developments PLC	407,070
7,592	Bellway PLC	110,783
16,550	Berkeley Group Holdings PLC	243,044
26,075	BHP Billiton PLC	319,186
264,116	BP PLC	2,691,511
1,000	BPB PLC	8,701
45,347	British Airways PLC(a)	207,333
214,380	BT Group PLC	819,713
4,070	Carnival PLC	209,471
12,009	Centrica PLC	51,078
43,519	COLT Telecom Group PLC(a)	41,341
13,810	Diageo PLC	204,627
13,848	Enterprise Inns PLC	193,103
80,558	Friends Provident PLC	247,781
41,400	George Wimpey PLC	309,270
70,174	GlaxoSmithKline PLC	1,772,265
4,749	Hanson PLC	43,859
45,125	HBOS PLC	668,998
25,951	Henderson Group PLC	31,209
149,694	HSBC Holdings PLC	2,393,143
104,386	Imperial Chemical Industries PLC	505,617
23,080	Imperial Tobacco Group PLC	661,217
4,866	Inchcape PLC	164,972
34,132	Kelda Group PLC	412,074
29,818	Kesa Electricals PLC	151,187
3,451	Land Securities Group PLC	87,825
136,625	Legal & General Group PLC	273,195
29,473	Lloyds TSB Group PLC	253,150
10,461	Mitchells & Butlers PLC	59,962

See Notes to Financial Statements.

Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,546	National Grid Transco PLC	$84,021
23,385	Persimmon PLC	302,697
17,091	Reckitt Benckiser PLC	555,042
16,850	Reuters Group PLC	124,235
14,979	Rio Tinto PLC	452,332
67,461	Royal & Sun Alliance Insurance Group PLC	98,096
22,442	Royal Bank of Scotland Group PLC	677,456
38,101	SABMiller PLC	564,856
8,524	Scottish and Southern Energy PLC	153,128
1,826	Severn Trent PLC	33,903
116,035	Shell Transport & Trading Co. PLC	1,042,158
32,546	Tate & Lyle PLC	289,729
39,965	Taylor Woodrow PLC	219,262
133,868	Tesco PLC	790,335
4,713	Tomkins PLC	22,136
4,775	Trinity Mirror PLC	58,192
8,403	Unilever PLC	79,921
33,210	United Utilities PLC	403,427
592,919	Vodafone Group PLC	1,549,657
20,033	Whitbread PLC	325,891
14,645	William Hill PLC	151,339
4,163	Wolseley PLC	83,664
9,005	WPP Group PLC	97,873

		24,984,799

	Total common stocks	100,055,631

PREFERRED STOCKS 0.1%

Germany
168	Porsche AG	108,808
RIGHT

Sweden
3,304	SSAB Svenskt Stal AB (Class “A” Shares)(a)	9,715

	Total long-term investments (cost $83,530,637)	100,174,154

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 0.5%
U.S. GOVERNMENT SECURITIES 0.3%

United States 0.3%
$ 380	United States Treasury Bills(b)(c) 2.74%, 6/16/05	$378,590

Shares

Mutual Fund 0.2%
178,519	Dryden Core Investment Fund - Taxable Money Market Series(d) (Note 3)	178,519

	Total short-term investments (cost $557,199)	557,109

	Total Investments(e) 97.6% (cost $84,087,836; Note 5)	100,731,263
	Other assets in excess of liabilities(f) 2.4%	2,468,143

	Net Assets 100%	$103,199,406

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Series also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of April 30, 2005, 333 securities representing $98,967,559 and 98.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Other assets in excess of liabilities included net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at April 30, 2005:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2005	Unrealized Appreciation (Depreciation)
	Long Positions:
5	Share Price Index 200	Jun 05	$413,916	$389,181	$(24,735)
29	DJ Euro Stoxx 50 Index	Jun 05	1,101,338	1,085,227	(16,111)
10	FTSE 100 Index	Jun 05	941,708	914,693	(27,015)
2	Hang Seng Stock Index	May 05	175,082	176,134	1,052
9	Nikkei 225 Index	Jun 05	519,075	492,075	(27,000)

					$(93,809)

See Notes to Financial Statements.

Dryden International Equity Fund	17

The industry classification of portfolio holdings shown as a percentage of net assets as of April 30, 2005 was as follows:

Banks	19.1%
Oil & Gas	9.6
Pharmaceuticals	6.9
Insurance	4.8
Diversified Telecommunication Services	4.5
Metals & Mining	3.6
Electric Utilities	3.6
Automobiles	3.5
Chemicals	2.5
Food Products	2.3
Diversified Financials	2.2
Machinery	2.1
Wireless Telecommunication Services	2.0
Household Durables	2.0
Food & Drug Retailing	1.7
Real Estate	1.7
Media	1.6
Trading Companies & Distributors	1.5
Electronic Equipment & Instraments	1.5
Building Products	1.4
Specialty Retail	1.4
Auto Components	1.3
Tobacco	1.3
Construction Materials	1.3
Beverages	1.2
Hotels Restaurants & Leisure	1.2
Office Electronics	1.1
Marine	1.0
Air Freight & Couriers	0.9
Construction & Engineering	0.8
Communications Equipment	0.8
Software	0.7
Multi-Utilities	0.7
Airlines	0.6
Electrical Equipment	0.5
Household Products	0.5
Commercial Services & Supplies	0.5
Water Utilities	0.4
Gas Utilities	0.3
Distributors	0.3
Transportation Infrastructure	0.3
Health Care Equipment & Supplies	0.3
Leisure Equipment & Products	0.2
Semiconductor Equipment & Products	0.2
Road & Rail	0.2

See Notes to Financial Statements.

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Aerospace & Defense	0.2%
Textiles & Apparel	0.2
Industrial Conglomerates	0.2
Paper & Forest Products	0.1
Multiline Retail	0.1
Private Placement	0.1
Health Care Providers & Services	0.1
Biotechnology	0.0
Rights/Warrants	0.0
Cash & Equivalents	0.5

97.6
Other assets in excess of liabilities	2.4

100.0%

See Notes to Financial Statements.

Dryden International Equity Fund	19

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $83,909,317)	$100,552,744
Affiliated investments (cost $178,519)	178,519
Foreign currency, at value (cost $2,128,914)	2,118,327
Cash	243,827
Dividends and interest receivable	541,570
Receivable for Series shares sold	258,473
Tax reclaims receivable	99,001
Receivable for investments sold	2,057
Prepaid expenses and other assets	741

Total assets	103,995,259

Liabilities
Payable for Series shares reacquired	369,520
Accrued expenses	184,459
Transfer agent fee payable	90,431
Distribution fee payable	53,698
Withholding tax payable	49,495
Management fee payable	43,458
Payable for investments purchased	3,241
Deferred directors’ fees	1,401
Due to broker-variation margin	150

Total liabilities	795,853

Net Assets	$103,199,406

Net assets were comprised of:
Common stock, at par	$167,413
Paid-in capital in excess of par	257,800,873

257,968,286
Undistributed net investment income	36,105
Accumulated net realized loss on investments, futures and foreign currency transactions	(171,352,294)
Net unrealized appreciation on investments, futures and foreign currencies	16,547,309

Net assets April 30, 2005	$103,199,406

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share $29,117,619 ÷ 4,645,666 shares of common stock issued and outstanding	$6.27
Maximum sales charge (5.50% of offering price)	0.36

Maximum offering price to public	$6.63

Class B
Net asset value, offering price and redemption price per share $43,347,251 ÷ 7,144,791 shares of common stock issued and outstanding	$6.07

Class C
Net asset value, offering price and redemption price per share $13,288,676 ÷ 2,190,409 shares of common stock issued and outstanding	$6.07

Class Z
Net asset value, offering price and redemption price per share $17,445,860 ÷ 2,760,471 shares of common stock issued and outstanding	$6.32

See Notes to Financial Statements.

Dryden International Equity Fund	21

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $170,244)	$1,428,751
Interest	7,240
Affiliated dividend income	3,212

Total income	1,439,203

Expenses
Management fee	428,222
Distribution fee—Class A	33,024
Distribution fee—Class B	223,047
Distribution fee—Class C	70,987
Transfer agent’s fees and expenses (including affiliated expenses of $135,500)	151,000
Custodian’s fees and expenses	124,000
Reports to shareholders	37,000
Registration fees	20,000
Legal fees and expenses	17,000
Audit fee	11,000
Directors’ fees	6,000
Miscellaneous	26,543

Total operating expenses	1,147,823
Less: Expense subsidy (Note 2)	(75,102)

Total expenses	1,072,721

Net investment income	366,482

Realized And Unrealized Gain (Loss) On Investments, Futures And Foreign Currency Transactions
Net realized gain on:
Investment transactions	4,793,345
Financial futures transactions	167,672
Foreign currency transactions	67,995

5,029,012

Net change in unrealized appreciation (depreciation) on:
Investments	3,717,785
Financial futures contracts	(100,379)
Foreign currencies	(52,644)

3,564,762

Net gain on investments, futures and foreign currencies	8,593,774

Net Increase In Net Assets Resulting From Operations	$8,960,256

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$366,482	$126,899
Net realized gain on investment transactions	5,029,012	17,861,914
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,564,762	(4,179,800)

Net increase in net assets resulting from operations	8,960,256	13,809,013

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(236,028)	—
Class B	(127,690)	—
Class C	(41,462)	—
Class Z	(170,252)	—

	(575,432)	—

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,538,324	29,624,483
Net asset value of shares issued in reinvestment of dividends	549,983	—
Cost of shares reacquired	(15,178,951)	(30,870,673)

Net increase (decrease) in net assets from series share transactions	3,909,356	(1,246,190)

Total increase	12,294,180	12,562,823

Net Assets
Beginning of period	90,905,226	78,342,403

End of period(a)	$103,199,406	$90,905,226

(a) Includes undistributed net investment income of:	$36,105	$245,055

See Notes to Financial Statements.

Dryden International Equity Fund	23

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Dryden International Equity Fund (the “Series”), Strategic Partners International Value Fund and Jennison Global Growth Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

24	Visit our website at www.jennisondryden.com

are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2005, the Series was valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities that mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

Dryden International Equity Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

26	Visit our website at www.jennisondryden.com

pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Dryden International Equity Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA) The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including $300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. Effective February 15, 2005, PI contractually agreed to subsidize and or cap the annual operating expenses so that annual operation expenses (exclusive of distribution and service (12b-1) fees) do not exceed 1.25% of the Series net assets. The effective management fee was .70% for the six months ended April 30, 2005.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to a plan of distribution, (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended April 30, 2005, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that they received approximately $32,800 in front-end sales charges resulting from sales of Class A shares during the six months ended

28	Visit our website at www.jennisondryden.com

April 30, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2005 it received approximately $54,900 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Funds pay a commitment fee of .075 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is October 28, 2005.

The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $34,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden International Equity Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 aggregated $27,364,127 and $24,700,118, respectively.

Note 5. Tax Information

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2004, of approximately $176,305,000 of which $115,702,000 expires in 2009, $49,177,000 expires in 2010 and $11,426,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2005 was as follows:

Tax Basis	Appreciation	Depreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
$84,292,560	$17,522,485	$1,083,782	$(2,399)	$16,436,304

The difference between book and tax basis is primarily attributable to deferred losses on wash sales, and market to market of open passive foreign investment companies.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDS) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months.

Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12

30	Visit our website at www.jennisondryden.com

months from the date or purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	1,428,465	$9,020,363
Shares issued in reinvestment of dividends	36,937	225,314
Shares reacquired	(751,850)	(4,736,335)

Net increase (decrease) in shares outstanding before conversion	713,552	4,509,342
Shares issued upon conversion from Class B	87,961	562,566

Net increase (decrease) in shares outstanding	801,513	$5,071,908

Year ended October 31, 2004:
Shares sold	1,347,315	$7,229,559
Shares reacquired	(1,738,594)	(9,162,357)

Net increase (decrease) in shares outstanding before conversion	(391,279)	(1,932,798)
Shares issued upon conversion from Class B	94,663	507,267

Net increase (decrease) in shares outstanding	(296,616)	$(1,425,531)

Dryden International Equity Fund	31

Notes to Financial Statements

(Unaudited) Cont’d

Class B	Shares	Amount
Six months ended April 30, 2005:
Shares sold	599,393	$3,653,938
Shares issued in reinvestment of dividends	19,844	117,479
Shares reacquired	(998,677)	(6,102,306)

Net increase (decrease) in shares outstanding before conversion	(379,440)	(2,330,889)
Shares reacquired upon conversion into Class A	(90,685)	(562,566)

Net increase (decrease) in shares outstanding	(470,125)	$(2,893,455)

Year ended October 31, 2004:
Shares sold	969,690	$5,012,244
Shares reacquired	(1,877,866)	(9,705,381)

Net increase (decrease) in shares outstanding before conversion	(908,176)	(4,693,137)
Shares reacquired upon conversion into Class A	(97,721)	(507,267)

Net increase (decrease) in shares outstanding	(1,005,897)	$(5,200,404)

Class C
Six months ended April 30, 2005:
Shares sold	298,064	$1,811,826
Shares issued in reinvestment of dividends	6,489	38,416
Shares reacquired	(577,790)	(3,524,960)

Net increase (decrease) in shares outstanding	(273,237)	$(1,674,718)

Year ended October 31, 2004:
Shares sold	1,059,382	$5,515,749
Shares reacquired	(1,570,840)	(8,158,518)

Net increase (decrease) in shares outstanding	(511,458)	$(2,642,769)

Class Z
Six months ended April 30, 2005:
Shares sold	639,603	$4,052,197
Shares issued in reinvestment of dividends	27,443	168,774
Shares reacquired	(126,094)	(815,350)

Net increase (decrease) in shares outstanding	540,952	$3,405,621

Year ended October 31, 2004:
Shares sold	2,175,647	$11,866,931
Shares reacquired	(714,723)	(3,844,417)

Net increase (decrease) in shares outstanding	(1,460,924)	$(8,022,514)

32	Visit our website at www.jennisondryden.com

Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Dryden International Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.75

Income (loss) from investment operations
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.54

Total from investment operations	.58

Less Distributions
Dividends from net investment income	(.06)

Net asset value, end of period	$6.27

Total Return(b):	10.12%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,118
Average net assets (000)	$26,638
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.73	%(c)(g)
Expenses, excluding distribution and service (12b-1) fees	1.48	%(c)(g)
Net investment income (loss)	1.21	%(c)(g)
For Class A, B, C and Z shares:
Portfolio turnover rate	25	%(f)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Less than $.005 per share.
(e)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(f)	Not annualized.
(g)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.88%, 1.63% and 1.07%, respectively for the six months ended April 30,2005.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,				March 1, 2000(a) Through October 31, 2000
2004	2003	2002	2001

$4.84	$3.74	$4.37	$7.91	$10.00

.03	(.02)	(.02)	(.06)	(—	)(d)
.88	1.12	(.61)	(3.48)	(2.09)

.91	1.10	(.63)	(3.54)	(2.09)

—	—	—	—	—

$5.75	$4.84	$3.74	$4.37	$7.91

18.80%	29.41%	(14.42)%	(44.68)%	(21.00)%

$22,103	$20,050	$19,414	$28,860	$75,354
$20,760	$18,650	$25,360	$47,713	$85,757

2.02%	2.13%	1.88%	1.73%	1.56	%(c)
1.77%	1.88%	1.63%	1.48%	1.31	%(c)
.64%	(.36)%	(.56)%	(.86)%	(—	)(c)

100%	157%	108%	63%	61	%(f)

See Notes to Financial Statements.

Dryden International Equity Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.55

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	.53

Total from investment operations	.54

Less Distributions
Dividends from net investment income	(.02)

Net asset value, end of period	$6.07

Total Return(b):	9.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,347
Average net assets (000)	$44,979
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.48	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.48	%(c)(d)
Net investment income (loss)	.32	%(c)(d)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.63%, 1.63% and 0.17%, respectively for the six months ended April 30,2005.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,				March 1, 2000(a) Through October 31, 2000
2004	2003	2002	2001

$4.71	$3.66	$4.32	$7.87	$10.00

(.01)	(.05)	(.07)	(.11)	(.05)
.85	1.10	(.59)	(3.44)	(2.08)

.84	1.05	(.66)	(3.55)	(2.13)

—	—	—	—	—

$5.55	$4.71	$3.66	$4.32	$7.87

17.83%	28.34%	(15.05)%	(45.04)%	(21.40)%

$42,252	$40,587	$37,059	$54,810	$131,919
$42,334	$35,399	$49,086	$87,731	$147,626

2.77%	2.88%	2.63%	2.48%	2.31	%(c)
1.77%	1.88%	1.63%	1.48%	1.31	%(c)
(.11)%	(1.14)%	(1.30)%	(1.60)%	(.78	)%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	37

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.55

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	.53

Total from investment operations	.54

Less Distributions
Dividends from net investment income	(.02)

Net asset value, end of period	$6.07

Total Return(b):	9.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,289
Average net assets (000)	$14,315
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.48	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.48	%(c)(d)
Net investment income (loss)	.29	%(c)(d)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.63%, 1.63% and 0.14%, respectively for the six months ended April 30,2005.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,				March 1, 2000(a) Through October 31, 2000
2004	2003	2002	2001

$4.71	$3.66	$4.32	$7.87	$10.00

(.01)	(.05)	(.08)	(.12)	(.05)
.85	1.10	(.58)	(3.43)	(2.08)

.84	1.05	(.66)	(3.55)	(2.13)

—	—	—	—	—

$5.55	$4.71	$3.66	$4.32	$7.87

17.83%	28.34%	(15.05)%	(45.04)%	(21.40)%

$13,669	$14,006	$13,906	$24,004	$64,362
$13,956	$12,640	$19,770	$41,057	$79,138

2.77%	2.88%	2.63%	2.48%	2.31	%(c)
1.77%	1.88%	1.63%	1.48%	1.31	%(c)
(.12)%	(1.14)%	(1.33)%	(1.61)%	(.74	)%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	39

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.80

Income (loss) from investment operations
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.54

Total from investment operations	.59

Less Distributions
Dividends from net investment income	(.07)

Net asset value, end of period	$6.32

Total Return(b):	10.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,446
Average net assets (000)	$15,661
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.48	%(c)(d)
Expenses, excluding distribution and service (12b-1) fees	1.48	%(c)(d)
Net investment income	1.46	%(c)(d)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.63%, 1.63% and 1.31%, respectively for the six months ended April 30,2005.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,				March 1, 2000(a) Through October 31, 2000
2004	2003	2002	2001

$4.88	$3.76	$4.39	$7.92	$10.00

.03	(.01)	(.02)	(.06)	.01
.89	1.13	(.61)	(3.47)	(2.09)

.92	1.12	(.63)	(3.53)	(2.08)

—	—	—	—	—

$5.80	$4.88	$3.76	$4.39	$7.92

18.85%	29.79%	(14.35)%	(44.50)%	(20.90)%

$12,881	$3,699	$6,049	$6,065	$19,703
$7,103	$3,533	$7,665	$13,805	$22,320

1.77%	1.88%	1.63%	1.48%	1.31	%(c)
1.77%	1.88%	1.63%	1.48%	1.31	%(c)
.81%	(.31)%	(.22)%	(.59)%	.23	%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden International Equity Fund
	Share Class	A	B	C	Z
NASDAQ		PJRAX	PJRBX	PJRCX	PJIZX
CUSIP		743969859	743969867	743969875	743969883

An investor should consider the investment objectives, risks, charges and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Equity Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden International Equity Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2  IFS-A105347  Ed. 05/2005

SEMIANNUAL REPORT

APRIL 30, 2005

STRATEGIC PARTNERS

INTERNATIONAL VALUE FUND

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Strategic Partners International Value Fund informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners International Value Fund

Prudential World Fund, Inc./Strategic Partners International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners International Value Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	9.23%	12.68%	–0.42%	N/A	50.06%
Class B	8.80	11.90	–4.21	N/A	40.56
Class C	8.85	11.88	–4.12	N/A	40.70
Class Z	9.38	13.00	0.69	81.28%	168.60 (168.33)
MSCI EAFE® Index[3]	8.71	14.95	–2.70	59.31	***
Lipper International Large-Cap Core Funds Avg.[4]	7.37	12.00	–14.46	69.38	****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		7.23%	–1.35%	N/A	4.50%
Class B		7.58	–1.19	N/A	4.39
Class C		11.57	–0.99	N/A	4.40
Class Z		13.73	–0.01	6.83%	8.51	(8.50)
MSCI EAFE® Index[3]		15.06	–1.15	5.41	***
Lipper International Large-Cap Core Funds Avg.[4]		11.39	–3.96	5.79	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, and Class C, 9/23/96; and Class Z, 11/5/92.

3The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East.

4The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

***MSCI EAFE® Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 45.05% for Class A, Class B, and Class C, and 144.09% for Class Z. MSCI EAFE® Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.77% for Class A, Class B, and Class C, and 7.66% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 45.33% for Class A, Class B, and Class C, and 157.84% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.54% for Class A, Class B, and Class C, and 7.82% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
UBS AG, Commercial Banks	2.5%
Barclays PLC, Commercial Banks	2.1
Toyota Motor Corp., Automobiles	1.8
Rogers Communications, Inc., Communications	1.7
Petroleo Brasileiro, Oil & Gas	1.6

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/05
Commercial Banks	17.9%
Oil & Gas	9.7
Pharmaceuticals	7.2
Other Financial Services	5.7
Retail	5.3
Industry	weightings are subject to change.

Prudential World Fund, Inc./Strategic Partners International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners International Value Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,092.29	1.62%	$8.40
	Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10

Class B	Actual	$1,000.00	$1,088.02	2.37%	$12.27
	Hypothetical	$1,000.00	$1,013.04	2.37%	$11.83

Class C	Actual	$1,000.00	$1,088.52	2.37%	$12.28
	Hypothetical	$1,000.00	$1,013.04	2.37%	$11.83

Class Z	Actual	$1,000.00	$1,093.82	1.37%	$7.11
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Prudential World Fund, Inc./Strategic Partners International Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS 98.7%

Australia 2.1%
278,200	Bluescope Steel, Ltd.	$1,673,009
578,500	CSR, Ltd.	1,081,621
678,200	David Jones, Ltd.	931,557
234,100	Santos, Ltd.	1,700,935
69,300	Suncorp-Metway, Ltd.	1,069,806
453,900	Telstra Corp., Ltd.	1,718,165

		8,175,093

Austria 0.3%
8,600	Boehler-Uddeholm AG	1,110,056

Belgium 0.7%
112,100	Dexia	2,578,770

Bermuda 1.2%
343,750	Orient Overseas International, Ltd.	1,653,967
92,900	Willis Group Holdings, Ltd.	3,107,505

		4,761,472

Brazil 2.5%
129,300	Empresa Brasileira de Aeronautica SA (ADR)	3,729,012
143,700	Petroleo Brasileiro SA (ADR)	6,025,341

		9,754,353

Cayman Islands 0.9%
29,300	Netease.Com, Inc. (ADR)(a)	1,447,127
65,400	Shanda Interactive Entertainment, Ltd. (ADR)(a)	2,103,918

		3,551,045

Canada 2.9%
226,600	Rogers Communications, Inc. (Class B)	6,528,053
234,100	Shaw Communications, Inc. (Class B)	4,576,699

		11,104,752

China 1.2%
9,304,200	China Petroleum and Chemical Corp. (Class H)	3,689,728
1,217,600	Datang International Power Generation Co., Ltd.	939,845

		4,629,573

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Denmark 1.7%
13,500	Danisco A/S	$898,085
43,600	Danske Bank A/S	1,277,196
84,700	Novo Nordisk A/S	4,282,401

		6,457,682

Finland 0.8%
110,000	Rautaruukki Oyj	1,405,602
116,100	Sampo Oyj	1,619,714

		3,025,316

France 7.6%
48,600	BNP Paribas SA	3,207,206
44,900	Bouygues SA	1,789,307
78,300	Carrefour SA	3,802,947
9,100	Ciments Francais SA	861,126
20,800	CNP Assurances	1,411,471
33,700	Compagnie Generale des Etablissements Michelin (Class B)	2,044,060
6,000	Natexis Banques Populaires	879,748
31,700	PSA Peugoet Citroen SA	1,878,979
9,800	Renault Regie Nationale(a)	821,419
83,400	Sanofi-Aventis	7,385,593
13,100	Societe Generale	1,306,005
116,100	Suez SA	3,176,476
3,600	Total SA Series B	800,561

		29,364,898

Germany 7.5%
20,200	Adidas-Salomon AG	3,138,016
48,200	BASF AG	3,158,189
45,200	Bayerische Motoren Werke (BMW) AG(a)	1,912,318
38,000	Deutsche Bank AG	3,083,315
74,200	Deutsche Boerse AG(a)	5,607,589
99,900	Fraport AG	4,029,822
38,900	MAN AG(a)	1,637,344
11,893	Puma AG(a)	2,741,051
16,100	Rheinmetall AG	807,180
37,100	Salzgitter AG	765,902
3,700	Schering AG	243,076
104,100	ThyssenKrupp AG	1,915,206

		29,039,008

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Greece 0.2%
25,700	National Bank Of Greece SA	$859,088

Hong Kong 1.4%
2,282,000	Chaoda Modern Agriculture holdings, Ltd.	915,537
1,111,600	China Merchants Holdings International Co., Ltd.	2,170,806
1,477,800	CNOOC, Ltd.	795,054
360,100	Hong Kong Exchanges & Clearing, Ltd.	875,619
400,300	Shanghai Industrial Holdings, Ltd.	818,233

		5,575,249

India 0.3%
58,100	ICICI Bank, Ltd. (ADR)	1,050,448

Ireland 1.6%
112,600	Allied Irish Banks PLC	2,291,723
259,700	Bank Of Ireland	3,937,621

		6,229,344

Italy 1.9%
65,300	Benetton Group SpA	598,175
234,600	Enel SpA(a)	2,225,474
102,000	Eni SpA(a)	2,564,938
90,100	Riunione Adriatica di Sicurta SpA(a)	1,961,140

		7,349,727

Japan 16.2%
60,700	Alpine Electronics, Inc.	863,819
87,000	Alps Electric Co., Inc.	1,344,330
69,600	Asahi Breweries, Ltd.	875,015
86,400	Canon, Inc.	4,454,710
284,000	Chichibu Onoda Cement	787,853
60,000	CMK Corp.	923,448
313,000	Cosmo Oil Co., Ltd.	1,033,542
313,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,066,842
128,500	FamilyMart Co., Ltd.	3,957,546
793,300	Fukuoka, Bank Of	4,763,983
144,000	Hitachi Koki Co., Ltd.	1,333,839
373,000	Hitachi, Ltd.	2,171,242
75,600	Hokkaido Electric Power Co., Inc.	1,514,626
169,000	Hokuetsu Paper Mills, Ltd.	941,190
41,600	Honda Motor Co., Ltd.	1,983,121

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

76,100	Hosiden Corp.	$840,113
163,000	Japan Securities Finance Co., Ltd.	1,186,776
196,000	Kaken Pharmaceutical Co., Ltd.	1,397,781
573,000	Marubeni Corp.	1,843,849
545,000	Mitsubishi Chemical Corp.	1,709,813
437	Mitsubishi Tokyo Financial Group, Inc.	3,717,391
700	Nippon Telegraph and Telephone Corp.	2,908,068
52,000	Nipro Corp.	864,134
215,900	Nissan Motor Co., Ltd.(a)	2,097,482
337,000	NSK, Ltd.	1,651,372
135,000	Okasan Holdings, Inc.	706,087
448,000	Osaka Gas Co., Inc.	1,406,160
204,000	Rengo Co., Ltd.	1,022,315
309,000	Sumitomo Osaka Cement Co., Ltd.	772,712
123,000	Sumitomo Trust & Banking Co., Ltd. (The)	757,673
26,830	Takefuji Corp.	1,686,133
163,000	Tanabe Seiyaku Co., Ltd.	1,701,004
45,200	Tostem Corp.	809,968
193,200	Toyota Motor Corp.	6,944,186
76,000	Uny Co., Ltd.	872,502

		62,910,625

Liechtenstein 0.3%
7,700	Verwaltungs-und Privat-Bank AG	1,227,930

Mexico 2.2%
83,700	America Movil SA de CV Series L (ADR)	4,155,705
1,171,900	Wal-Mart de Mexico SA de CV Series V	4,344,924

		8,500,629

Netherlands 3.9%
63,300	ABN AMRO Holding NV	1,534,929
141,600	Euronext NV	4,665,714
129,200	ING Groep NV	3,560,089
59,700	Royal Dutch Petroleum Co.	3,484,040
28,200	Schlumberger, Ltd.	1,929,162

		15,173,934

Norway 1.3%
22,000	Norsk Hydro ASA	1,751,577
328,000	Tanderg ASA	3,357,219

		5,108,796

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Portugal 0.3%
404,700	EDP—Energias de Portugal SA	$1,095,825

Singapore 0.9%
750,300	MobileOne, Ltd.	938,636
58,000	Neptune Orient Lines, Ltd.	120,402
1,448,000	Singapore Telecommunications, Ltd.	2,262,223

		3,321,261

South Korea 3.3%
51,900	Hyundai Motor Co.	2,824,761
79,800	Kookmin Bank	3,387,425
4,600	Samsung Electronics Co., Ltd.	2,103,852
114,000	Shinhan Financial Group Co., Ltd.	2,975,189
10,400	SK Telecom Co., Ltd.	1,722,160

		13,013,387

Spain 3.3%
97,800	Banco Santander Central Hispano SA(a)	1,139,166
20,700	Compania Espanola de Petroleos SA	795,497
131,600	Endesa SA	2,875,603
101,100	Promotora De Informaciones SA	1,928,245
101,100	Repsol YPF SA	2,563,896
76,100	Sogecable SA(a)	2,843,541
29,200	Union Fenosa SA	875,570

		13,021,518

Sweden 1.3%
54,000	Billerud	731,553
298,500	Nordbea Bank AB	2,837,975
127,500	Skanska AB (Class B)	1,533,311

		5,102,839

Switzerland 6.7%
14,800	Ciba Specialty Chemiclas AG	927,314
3,100	Georg Fischer AG(a)	902,598
6,800	Givaudan SA	4,283,074
103,200	Novartis AG	5,022,624
4,000	Rieter Holdings AG	1,122,659
3,200	Sulzer AG	1,299,438
5,500	Swisscom AG	1,898,748

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	11

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

123,000	UBS AG	$9,834,595
4,900	Zurich Financial Services AG(a)	828,717

		26,119,767

United Kingdom 24.2%
144,600	Amdocs, Ltd.(a)	3,862,266
776,100	Barclays PLC	8,003,780
163,700	Boots Group PLC	1,880,999
71,900	BP PLC (ADR)	4,378,710
297,800	Bradford & Bingley PLC	1,734,218
169,900	Britannic PLC	1,464,630
272,400	British Aerospace PLC	1,334,098
213,700	British Vita PLC(a)	1,446,868
862,700	BT Group PLC	3,298,657
452,600	Burberry Group PLC	3,119,849
480,800	Cadbury Schweppes PLC	4,834,334
248,400	Commercial Union PLC	2,806,074
123,300	Cowie Group PLC	1,190,625
494,500	Dixons Group PLC	1,346,771
181,200	FirstGroup PLC	1,102,943
280,500	GlaxoSmithKline	7,084,109
197,000	HBOS PLC	2,920,614
145,900	Kelda Group PLC	1,761,442
766,100	Kingfisher PLC	3,614,885
923,400	Lloyds TSB Group PLC	7,931,294
265,400	Mitchells & Butler PLC	1,521,258
359,100	Northern Foods PLC	1,052,996
366,200	Northumbrian Water Group PLC	1,329,070
763,400	Old Mutual PLC	1,837,549
570,500	Pilkington PLC	1,181,114
285,100	Scottish Power PLC	2,306,713
62,700	Severn Trent PLC	1,164,127
421,700	Shanks Group PLC	1,099,271
531,200	Shell Transport & Trading Co. PLC	4,770,927
131,000	Tate & Lyle PLC	1,166,182
935,700	Tesco PLC	5,524,222
266,000	TT Electronics PLC	972,777
86,900	Viridian Group PLC	1,220,041
148,500	Vodafone Group PLC (ADR)	3,881,790

		94,145,203

	Total common stocks (cost $357,640,684)	383,357,588

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
Preferred Stocks 0.3%

Germany
10,800	Fresenius AG (cost $973,329)	$1,257,629

	Total long-term investments (cost $358,614,013)	384,615,217

SHORT-TERM INVESTMENT 0.1%

Mutual Fund (Affiliate)
273,683	Dryden Core Investment Fund - Taxable Money Market Series (cost $273,683; Note 3)	273,683

	Total Investments(c) 99.1% (cost $358,887,696; Note 5)	384,888,900
	Other assets in excess of liabilities(b) 0.9%	3,406,683

	Net Assets 100%	$388,295,583

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Other assets in excess of liabilities include net unrealized appreciation on foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2005:

Sale Contracts	Contracts to Deliver	Value at Settlement Date	Current Value	Unrealized Appreciation
Euro, expiring 10/05/05	16,800,000	$21,908,880	$21,737,467	$171,413

(c)	As of April 30, 2005, 148 securities representing $327,452,938 and 85.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	13

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2005 was as follows:

Commercial Banks	17.8%
Oil & Gas	9.7
Pharmaceuticals	7.2
Other Financial Services	5.7
Retail	5.3
Automobiles	5.0
Media	5.0
Diversified Telecommunications	5.0
Food Products	4.5
Insurance	4.4
Diversified Manufacturing	3.6
Construction Materials	3.5
Electric Utilities	3.4
Chemicals	3.2
Wireless Telecommunication Services	2.8
Electronic Equipment	2.2
Steel & Metals	2.2
Water Utilities	1.9
Aerospace/Defense	1.3
Office Electronics	1.1
Airport Develop/Maint.	1.0
Transportation	1.0
Paper & Related Products	0.7
Import/Export	0.5
Dialysis Centers	0.3
Non-Hazardous Waste Disposal	0.3
Agricultural Operations	0.2
Beverages	0.2
Mutual Fund	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

See Notes to Financial Statements.

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This Page Intentionally Left Blank

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value (cost $358,614,013)	$384,615,217
Affiliate Investments, at value (cost $273,683)	273,683
Foreign currency, at value (cost $2,825,472)	2,830,879
Receivable for investments sold	2,488,040
Dividends and interest receivable	1,984,683
Receivable for Series shares sold	1,439,760
Foreign tax reclaim receivable	259,153
Unrealized appreciation on forward currency contracts	171,413
Other assets	6,015

Total assets	394,068,843

Liabilities
Payable for investments purchased	2,951,615
Payable to custodian	1,188,742
Accrued expenses	419,810
Payable for Series shares reacquired	393,527
Management fee payable	325,927
Transfer agent fee payable	261,942
Withholding tax payable	184,440
Distribution fee payable	42,669
Deferred directors’ fees	4,588

Total liabilities	5,773,260

Net Assets	$388,295,583

Net assets were comprised of:
Common stock, at par	$195,805
Paid-in capital in excess of par	383,762,210

383,958,015
Undistributed net investment income	2,168,520
Accumulated net realized loss on investments and foreign currency transactions	(24,024,455)
Net unrealized appreciation on investments and foreign currencies	26,193,503

Net assets April 30, 2005	$388,295,583

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
$57,864,573 ÷ 2,921,660 shares of common stock issued and outstanding	$19.81
Maximum sales charge (5.50% of offering price)	1.15

Maximum offering price to public	$20.96

Class B
Net asset value, offering price and redemption price per share
$22,835,332 ÷ 1,186,074 shares of common stock issued and outstanding	$19.25

Class C
Net asset value, offering price and redemption price per share
$12,987,958 ÷ 673,947 shares of common stock issued and outstanding	$19.27

Class Z
Net asset value, offering price and redemption price per share
$294,607,720 ÷ 14,798,825 shares of common stock issued and outstanding	$19.91

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	17

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $617,680) (including income from affiliates $91,761)	$5,375,742

Expenses
Management fee	2,007,366
Distribution fee—Class A	75,250
Distribution fee—Class B	125,385
Distribution fee—Class C	67,618
Transfer agent’s fees and expenses	375,000
Custodian’s fees and expenses	260,000
Reports to shareholders	37,000
Registration fees	35,000
Legal fees	23,000
Audit fee	11,000
Directors’ fees	9,000
Miscellaneous	24,329

Total expenses	3,049,948

Net investment Income	2,325,794

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	60,552,944
Foreign currency transactions	250,123

60,803,067

Net change in unrealized appreciation (depreciation) on:
Investments	(26,870,063)
Foreign currencies	147,995

(26,722,068)

Net gain on investments and foreign currencies	34,080,999

Net Increase In Net Assets Resulting From Operations	$36,406,793

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,325,794	$4,214,034
Net realized gain (loss) on investment and foreign currency transactions	60,803,067	(76,912)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(26,722,068)	52,012,763

Net increase in net assets resulting from operations	36,406,793	56,149,885

Dividends (Note 1)
Dividends from net investment income
Class A	(526,469)	(355,438)
Class B	(57,515)	(53,585)
Class C	(28,274)	(11,814)
Class Z	(3,534,518)	(3,395,621)

	(4,146,776)	(3,816,458)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold(b)	64,275,444	147,161,713
Net asset value of shares issued in reinvestment of dividends and distributions	4,105,183	3,788,558
Cost of shares reacquired	(102,249,817)	(206,877,748)

Net decrease in net assets from Series share transactions	(33,869,190)	(55,927,477)

Total decrease	(1,609,173)	(3,594,050)

Net Assets
Beginning of period	389,904,756	393,498,806

End of period(a)	$388,295,583	$389,904,756

(a) Includes undistributed net investment income of:	$2,168,520	$3,989,502

(b) For the year ended October 31, 2004, includes $18,252,977 for shares issued in connection with the acquisition of the Strategic Partners Style Specific Funds—Strategic Partners International Equity Fund.

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of three series: Strategic Partners International Value Fund (the “Series”), Jennison Global Growth Fund, and the Dryden International Equity Fund. These financial statements relate to Strategic Partners International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board

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of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to maintain the accuracy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on

Prudential World Fund, Inc./Strategic Partners International Value Fund	21

Notes to Financial Statements

Cont’d

foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares

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based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. Effective Dec. 14, 2004 LSV Asset management (“LSV”) and Thornburg Investment Management (“Thornburg”) replaced Bank of Ireland as the subadvisors on the Series. PI has entered into subadvisory agreements with LSV and Thornburg.

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

Prudential World Fund, Inc./Strategic Partners International Value Fund	23

Notes to Financial Statements

Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million and .95 of 1% of average daily net assets in excess of $300 million of the Series. The effective management fee rate as of April 30, 2005 was .99%.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2005, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $22,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2005, it received approximately $17,800 and $900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated agreement (“SCA”) with a group of banks. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .75 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. Interest

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on any borrowings under the SCA is incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Series did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended April 30, 2005, the Series incurred fees of approximately $261,000 for the services of PMFS. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately $33,200 in total networking fees, of which the amount relating to the services of First Clearing Corporation (“First Clearing”), an affiliate of PI, was approximately $25,600 for the six months ended April 30, 2005. As of April 30, 2005 approximately $4,400 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were $362,319,287 and $396,602,293, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2004 of approximately $77,597,000 of which $17,000 expires in 2008, $3,104,000 expires in 2009, $38,565,000 expires in 2010, $33,416,000 expires in

Prudential World Fund, Inc./Strategic Partners International Value Fund	25

Notes to Financial Statements

Cont’d

2011 and $2,495,000 expires in 2012. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$366,320,595	$28,066,698	$9,498,393	$18,568,305

The difference between book basis and tax basis was attributable to deferred losses on wash sale and other tax adjustments.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	327,627	$6,557,100
Shares issued in reinvestment of dividends and distributions	25,412	492,480
Shares reacquired	(665,908)	(13,304,730)

Net increase (decrease) in shares outstanding before conversion	(312,869)	(6,255,150)
Shares issued upon conversion from Class B	199,227	3,952,743

Net increase (decrease) in shares outstanding	(113,642)	$(2,302,407)

Year ended October 31, 2004:
Shares sold	812,342	$14,261,765
Shares issued in connection with reorganization	262,056	4,858,696
Shares issued in reinvestment of dividends and distributions	20,706	336,257
Shares reacquired	(1,395,105)	(24,626,866)

Net increase (decrease) in shares outstanding before conversion	(300,001)	(5,170,148)
Shares issued upon conversion from Class B	728,786	12,969,203

Net increase (decrease) in shares outstanding	428,785	$7,799,055

Class B
Six months ended April 30, 2005:
Shares sold	130,909	$2,542,459
Shares issued in reinvestment of dividends and distributions	2,873	54,295
Shares reacquired	(205,185)	(3,190,158)

Net increase (decrease) in shares outstanding before conversion	(71,403)	(1,383,404)
Shares reacquired upon conversion into Class A	(204,507)	(3,952,743)

Net increase (decrease) in shares outstanding	(275,910)	$(5,336,147)

Year ended October 31, 2004:
Shares sold	250,642	$4,304,989
Shares issued in connection with reorganization	333,631	6,026,255
Shares issued in reinvestment of dividends and distributions	3,207	50,805
Shares reacquired	(534,931)	(9,164,707)

Net increase (decrease) in shares outstanding before conversion	52,549	1,217,342
Shares reacquired upon conversion into Class A	(750,116)	(12,969,203)

Net increase (decrease) in shares outstanding	(697,567)	$(11,751,861)

Prudential World Fund, Inc./Strategic Partners International Value Fund	27

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Six months ended April 30, 2005:
Shares sold	77,417	$1,519,861
Shares issued in reinvestment of dividends and distributions	1,399	26,461
Shares reacquired	(139,732)	(2,721,295)

Net increase (decrease) in shares outstanding	(60,916)	$(1,174,973)

Year ended October 31, 2004:
Shares sold	109,865	$1,903,861
Shares issued in connection with reorganization	407,663	7,368,026
Shares issued in reinvestment of dividends and distributions	691	10,968
Shares reacquired	(260,224)	(4,485,944)

Net increase (decrease) in shares outstanding	257,995	$4,796,911

Class Z
Six months ended April 30, 2005:
Shares sold	2,669,711	$53,656,024
Shares issued in reinvestment of dividends and distributions	181,498	3,531,947
Shares reacquired	(4,098,579)	(82,243,634)

Net increase (decrease) in shares outstanding	(1,247,370)	$(25,055,663)

Year ended October 31, 2004:
Shares sold	6,116,252	$108,438,121
Shares issued in reinvestment of dividends and distributions	208,008	3,390,528
Shares reacquired	(9,479,052)	(168,600,231)

Net increase (decrease) in shares outstanding	(3,154,792)	$(56,771,582)

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Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Strategic Partners International Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.29

Income from investment operations
Net investment income	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60

Total from investment operations	1.70

Less dividends and distributions
Dividends from net investment income	(.18)
Distributions from net realized gains	—

Total dividends and distributions	(.18)

Net asset value, end of period	$19.81

Total Return(a):	9.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,865
Average net assets (000)	$60,699
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.62	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(d)
Net investment income	1.06	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate(e)	91%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of Class A shares.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$16.07	$14.08	$17.29	$22.08	$22.42

.16	.14	.07	.13	.19
2.20	1.89	(2.53)	(4.01)	.71

2.36	2.03	(2.46)	(3.88)	.90

(.14)	(.04)	—	—	(.17)
—	—	(.75)	(.91)	(1.07)

(.14)	(.04)	(.75)	(.91)	(1.24)

$18.29	$16.07	$14.08	$17.29	$22.08

14.77%	14.44%	(15.07)%	(18.25)%	3.92%

$55,530	$41,889	$41,011	$53,269	$72,185
$49,953	$40,463	$49,279	$63,061	$67,362

1.61%	1.72%	1.64%	1.60%	1.52%
1.36%	1.47%	1.39%	1.35%	1.27%
.90%	.97%	.42%	.62%	.84%

24%	23%	35%	115%	33%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.73

Income from investment operations
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54

Total from investment operations	1.56

Less dividends and distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$19.25

Total Return(a):	8.80%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,835
Average net assets (000)	$25,285
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income (loss)	.22	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$15.58	$13.71	$16.99	$21.88	$22.23

.03	.03	(.05)	(.03)	.02
2.15	1.84	(2.48)	(3.95)	.71

2.18	1.87	(2.53)	(3.98)	.73

(.03)	—	—	—	(.01)
—	—	(.75)	(.91)	(1.07)

(.03)	—	(.75)	(.91)	(1.08)

$17.73	$15.58	$13.71	$16.99	$21.88

13.98%	13.64%	(15.77)%	(18.93)%	3.22%

$25,917	$33,651	$37,636	$55,620	$86,451
$33,863	$33,581	$49,420	$74,063	$99,106

2.36%	2.47%	2.39%	2.35%	2.27%
1.36%	1.47%	1.39%	1.35%	1.27%
.15%	.20%	(.33)%	(.13)%	.07%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.74

Income from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.54

Total from investment operations	1.57

Less dividends and distributions
Dividends from net investment income	(.04)
Distributions from net realized gains	—

Total dividends and distributions	(.04)

Net asset value, end of period	$19.27

Total Return(a):	8.85%
Ratios/Supplemental Data:
Net assets, end of period (000)	$12,988
Average net assets (000)	$13,636
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income (loss)	.29	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Class C
Year Ended October 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$15.60	$13.73	$17.00	$21.88	$22.23

.06	.03	(.05)	(.03)	.02
2.11	1.84	(2.47)	(3.94)	.71

2.17	1.87	(2.52)	(3.97)	.73

(.03)	—	—	—	(.01)
—	—	(.75)	(.91)	(1.07)

(.03)	—	(.75)	(.91)	(1.08)

$17.74	$15.60	$13.73	$17.00	$21.88

13.90%	13.62%	(15.70)%	(18.89)%	3.22%

$13,040	$7,438	$7,850	$11,306	$17,755
$11,763	$6,988	$9,978	$14,599	$18,082

2.36%	2.47%	2.39%	2.35%	2.27%
1.36%	1.47%	1.39%	1.35%	1.27%
.33%	.18%	(.34)%	(.15)%	.07%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Month Ended April 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.41

Income from investment operations
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.59

Total from investment operations	1.72

Less dividends and distributions
Dividends from net investment income	(.22)
Distributions from net realized gains	—

Total dividends and distributions	(.22)

Net asset value, end of period	$19.91

Total Return(a):	9.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$294,608
Average net assets (000)	$310,697
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.37	%(c)
Net investment income	1.27	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Class Z
Year Ended October 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$16.17	$14.17	$17.39	$22.15	$22.48

.20	.18	.11	.20	.25
2.22	1.90	(2.55)	(4.05)	.71

2.42	2.08	(2.44)	(3.85)	.96

(.18)	(.08)	(.03)	—	(.22)
—	—	(.75)	(.91)	(1.07)

(.18)	(.08)	(.78)	(.91)	(1.29)

$18.41	$16.17	$14.17	$17.39	$22.15

15.09%	14.76%	(14.91)%	(18.08)%	4.24%

$295,418	$310,521	$269,625	$306,278	$405,340
$334,003	$276,808	$308,825	$375,390	$391,289

1.36%	1.47%	1.39%	1.35%	1.27%
1.36%	1.47%	1.39%	1.35%	1.27%
1.10%	1.22%	.68%	.89%	1.09%

See Notes to Financial Statements.

Prudential World Fund, Inc./Strategic Partners International Value Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Jonathan D. Shain, Assistant Secretary • Deborah A. Docs, Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners International Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Strategic Partners International Value Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MFSP115E2    IFS-A105392    Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.